Options and Warrants - Schedule of Additional Information Relating to the Options Outstanding (Details) - Options Outstanding [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	1,373,668	1,373,668
Weighted Average Life(Years)	1 year 7 months 24 days	1 year 10 months 24 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 3.68	$ 3.68
Number Exercisable	1,373,668	1,373,668
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 3.68	$ 3.68
Intrinsic Value (in Dollars)	$ 4,550,248	$ 6,337,984
Exercise Prices 1.93 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	214,500	214,500
Weighted Average Life(Years)	1 year 5 months 26 days	1 year 8 months 23 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 1.93	$ 1.93
Number Exercisable	214,500	214,500
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 1.93	$ 1.93
Intrinsic Value (in Dollars)	$ 1,061,775	$ 1,364,220
Exercise Prices 2.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	140,000	140,000
Weighted Average Life(Years)	1 year 5 months 26 days	1 year 8 months 23 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 2.12	$ 2.12
Number Exercisable	140,000	140,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 2.12	$ 2.12
Intrinsic Value (in Dollars)	$ 666,400	$ 863,800
Exercise Prices 2.37 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	195,000	195,000
Weighted Average Life(Years)	1 year 10 months 17 days	2 years 1 month 17 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 2.37	$ 2.37
Number Exercisable	195,000	195,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 2.37	$ 2.37
Intrinsic Value (in Dollars)	$ 879,450	$ 1,154,400
Exercise Prices 2.61 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	195,000	195,000
Weighted Average Life(Years)	1 year 10 months 17 days	2 years 1 month 17 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 2.61	$ 2.61
Number Exercisable	195,000	195,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 2.61	$ 2.61
Intrinsic Value (in Dollars)	$ 828,750	$ 1,107,600
Exercise Prices 2.65 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	20,000	20,000
Weighted Average Life(Years)	1 year 4 months 20 days	1 year 7 months 17 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 2.65	$ 2.65
Number Exercisable	20,000	20,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 2.65	$ 2.65
Intrinsic Value (in Dollars)	$ 84,600	$ 112,800
Exercise Prices 2.75 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	30,000	30,000
Weighted Average Life(Years)	1 year 9 months 3 days	2 years
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 2.75	$ 2.75
Number Exercisable	30,000	30,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 2.75	$ 2.75
Intrinsic Value (in Dollars)	$ 123,900	$ 166,200
Exercise Prices 3.59 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	35,000	35,000
Weighted Average Life(Years)	2 years 5 months 1 day	2 years 7 months 28 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 3.59	$ 3.59
Number Exercisable	35,000	35,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 3.59	$ 3.59
Intrinsic Value (in Dollars)	$ 115,150	$ 164,500
Exercise Prices 3.75 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	57,500	57,500
Weighted Average Life(Years)	7 months 9 days	1 year
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 3.75	$ 3.75
Number Exercisable	57,500	57,500
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 3.75	$ 3.75
Intrinsic Value (in Dollars)	$ 179,975	$ 261,050
Exercise Prices 3.98 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	30,000	30,000
Weighted Average Life(Years)	9 months 3 days	1 year
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 3.98	$ 3.98
Number Exercisable	30,000	30,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 3.98	$ 3.98
Intrinsic Value (in Dollars)	$ 87,000	$ 129,300
Exercise Prices 4.09 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	78,750	78,750
Weighted Average Life(Years)	3 months	6 months
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 4.09	$ 4.09
Number Exercisable	78,750	78,750
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 4.09	$ 4.09
Intrinsic Value (in Dollars)	$ 219,713	$ 330,750
Exercise Prices 4.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	50,000	50,000
Weighted Average Life(Years)	7 months 9 days	10 months 6 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 4.12	$ 4.12
Number Exercisable	50,000	50,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 4.12	$ 4.12
Intrinsic Value (in Dollars)	$ 138,000	$ 208,500
Exercise Prices 4.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	58,334	58,334
Weighted Average Life(Years)	3 months	6 months
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 4.5	$ 4.5
Number Exercisable	58,334	58,334
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 4.5	$ 4.5
Intrinsic Value (in Dollars)	$ 138,835	$ 221,086
Exercise Prices 5.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	30,000	30,000
Weighted Average Life(Years)	2 years 2 months 1 day	2 years 4 months 28 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 5.99	$ 5.99
Number Exercisable	30,000	30,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 5.99	$ 5.99
Intrinsic Value (in Dollars)	$ 26,700	$ 69,000
Exercise Prices 7.34 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	180,918	180,918
Weighted Average Life(Years)	2 years 8 months 23 days	2 years 11 months 23 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 7.34	$ 7.34
Number Exercisable	180,918	180,918
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 7.34	$ 7.34
Intrinsic Value (in Dollars)		$ 171,872
Exercise Prices 8.08 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	58,666	58,666
Weighted Average Life(Years)	2 years 8 months 23 days	2 years 11 months 23 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 8.07	$ 8.07
Number Exercisable	58,666	58,666
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 8.07	$ 8.07
Intrinsic Value (in Dollars)		$ 12,907